Short-term Loans - Narrative (Details)			12 Months Ended
	Aug. 30, 2024 CNY (¥)	Aug. 30, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Bank loans
Interest expenses			¥ 108,090	$ 14,808	¥ 65,315	¥ 11,725
Effective interest rates			3.35%	3.35%	4.79%	11.52%
Loan from Bank of China
Bank loans
Amount of loan borrowed	¥ 4,000,000	¥ 3,000,000
Debt instrument term	12 months	12 months
Short term debt, interest rate	3.35%	3.45%